Schedule of Non controlling Interest (Details) (Parenthetical)	Jun. 30, 2025
DRYKON MARITIME Corp. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage, noncontrolling owner	40.00%
Accuship Maritime Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage, noncontrolling owner	40.00%